Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives are as follows:

Machinery and equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	3 - 10 years (shorter of lease term or useful lives)
Motor vehicles	5 years
Buildings	30 years
Properties used for lease	2 years

The estimated useful lives are as follows:

Machinery and equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	3 - 10 years (shorter of lease term or useful lives)
Motor vehicles	5 years

Schedule of Estimated Useful Lives of Intangibles Assets	The estimated useful lives of intangibles assets are as follows:
Property rights	5-20 years
Software	5 years
The estimated useful lives of intangibles assets are as follows:
Property rights	5-20 years

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by business lines are as follows:

	For the Nine Months Ended December 31,
	2024	2023
Product revenues - retail (ASC 606)	$17,708,735	$19,229,491
Product revenues - wholesale (ASC 606)	2,618,146	4,804,906
Revenues - rental services (ASC 842)	48,961	-
Net revenues	$20,375,842	$24,034,397

Disaggregated information of revenues by business lines are as follows:

	For the Years Ended March 31,
	2024	2023
Revenues-retail	$26,389,720	$18,844,921
Revenues-wholesale	5,815,946	2,930,016
Net revenues	$32,205,666	$21,774,937